August 7, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:             ING Mutual Funds (“Registrant”)

(File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s ING International Core Fund’s Class W Prospectus and Statement of Additional Information, each dated August 7, 2012, contained in Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 160 to the Registrant’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

cc:               Huey P. Falgout, Jr., Esq.

ING Investments, LLC

Dechert LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com